Acquisition of Navios Containers - Schedule of recognized identified assets acquired and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of assets acquired and liabilities assumed:
Bargain gain		$ 48,015	$ 0	$ 0
Navios Containers [Member]
Purchase price:
Fair value of previously held interest (35.7%)	$ 106,997
Equity issuance (8,133,452 Navios Partners units * $23.56)	191,624
Total purchase price	298,621
Fair value of assets acquired and liabilities assumed:
Vessels	770,981
Current assets (including cash of $10,282)	29,033
Unfavorable lease terms	(224,490)
Long term debt and financial liabilities assumed (including current portion)	(227,434)
Current liabilities	(5,416)
Fair value of net assets acquired	342,674
Bargain gain	$ 44,053